Western Asset Corporate Bond Fund

Schedule of investments (unaudited)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes - 94.2%
Communication Services - 7.2%
Diversified Telecommunication Services - 2.7%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$447,977
AT&T Inc., Senior Notes	3.400%	5/15/25	1,000,000	1,042,066
AT&T Inc., Senior Notes	3.800%	2/15/27	830,000	868,142
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	548,764
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,091,204
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	127,001
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	10,425
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	639,459
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	536,684
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	877,084	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	1.964%	6/12/24	2,160,000	2,007,299	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	399,077
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	450,000	439,724	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	669,808
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	419,252
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	479,688
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	276,903
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,356,790	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	240,546
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	562,927
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	500,000	556,333
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,031,497
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,662,217
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	288,705
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	220,635
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	558,390

Total Diversified Telecommunication Services				20,358,597

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	97,384
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	97,035
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	231,211
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	923,994

Total Entertainment				1,349,624

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	1

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	3.875%	12/15/27	910,000	$882,131	(a)

Media - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,119,046	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,364,230	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	1,077,409
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	40,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	531,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	990,804
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	1,136,601
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	625,121
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,459,671
Comcast Corp., Senior Notes	3.150%	2/15/28	2,090,000	2,189,902
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	379,840
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,224,673
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	114,559
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,490,737
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	773,615
Comcast Corp., Senior Notes	3.750%	4/1/40	540,000	610,902
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	228,444
Comcast Corp., Senior Notes	4.700%	10/15/48	340,000	442,361
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	801,730
Fox Corp., Senior Notes	4.030%	1/25/24	300,000	312,237	(a)
Fox Corp., Senior Notes	3.500%	4/8/30	790,000	788,412	(c)
Fox Corp., Senior Notes	5.476%	1/25/39	2,220,000	2,580,368	(a)
Interpublic Group of Cos. Inc., Senior Notes	4.750%	3/30/30	820,000	814,094
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	248,520
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	686,516
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,267,522
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	216,002

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Media - continued
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	$904,129
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,254,534

Total Media				27,674,153

Wireless Telecommunication Services - 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,508,750	2,505,614	(a)
Vodafone Group PLC, Senior Notes	4.125%	5/30/25	500,000	533,360
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	430,308
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	580,000	701,798

Total Wireless Telecommunication Services				4,171,080

Total Communication Services				54,435,585

Consumer Discretionary - 5.6%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	660,000	656,710	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	300,477	(a)

Total Auto Components				957,187

Automobiles - 2.3%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,297,220
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,150,000	3,059,438
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	3,000,000	2,894,400
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	350,000	344,750
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,160,211
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,240,000	3,037,500
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	267,759
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	401,335
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	537,266
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	140,938
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	3,590,000	3,380,162

Total Automobiles				17,520,979

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	350,000	320,855
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	707,835
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	723,197
McDonald’s Corp., Senior Notes	2.125%	3/1/30	480,000	446,369
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	716,706
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,780,457

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	3

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure - continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,190,000	$1,903,489	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	330,000	247,086	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,120,000	722,736	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,560,000	1,604,444
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,930,000	1,867,188
Sands China Ltd., Senior Notes	5.400%	8/8/28	410,000	387,357
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000	525,450	(a)

Total Hotels, Restaurants & Leisure				11,953,169

Household Durables - 0.8%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	1,787,562
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	483,265
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	406,359
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,100,000	1,045,907
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,430,000	2,469,286

Total Household Durables				6,192,379

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	863,407

Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	606,227
Home Depot Inc., Senior Notes	2.950%	6/15/29	460,000	477,942
Home Depot Inc., Senior Notes	3.300%	4/15/40	360,000	369,568
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	251,466
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	253,973
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	450,000	514,653
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,243
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	350,000	424,316
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,386,531
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	1,002,119

Total Specialty Retail				5,306,038

Total Consumer Discretionary				42,793,159

Consumer Staples - 5.1%
Beverages - 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	357,294
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,940,000	3,078,698
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,750,000	1,881,878

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Beverages - continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,480,000	$2,636,270
Coca-Cola Co., Senior Notes	4.125%	3/25/40	1,070,000	1,306,848
Coca-Cola Co., Senior Notes	4.200%	3/25/50	610,000	798,859
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	157,505
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	56,396
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	274,598
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	269,600
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	390,378
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	712,253

Total Beverages				11,920,577

Food & Staples Retailing - 0.6%
Sysco Corp., Senior Notes	5.950%	4/1/30	1,210,000	1,272,659
Sysco Corp., Senior Notes	6.600%	4/1/50	1,380,000	1,451,740
Walmart Inc., Senior Notes	3.700%	6/26/28	1,080,000	1,214,562
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	1,040,217

Total Food & Staples Retailing				4,979,178

Food Products - 0.3%
General Mills Inc., Senior Notes	2.875%	4/15/30	350,000	349,300
Mars Inc., Senior Notes	2.700%	4/1/25	890,000	916,614	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	160,000	167,357	(a)
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	516,279	(a)

Total Food Products				1,949,550

Household Products - 0.4%
Estee Lauder Cos. Inc., Senior Notes	2.000%	12/1/24	600,000	598,754
Estee Lauder Cos. Inc., Senior Notes	2.375%	12/1/29	160,000	155,431
Estee Lauder Cos. Inc., Senior Notes	3.125%	12/1/49	40,000	38,974
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	610,000	660,746
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	420,000	467,109
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	350,000	409,111
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	433,280
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	350,000	431,346

Total Household Products				3,194,751

Tobacco - 2.2%
Altria Group Inc., Senior Notes	3.490%	2/14/22	510,000	522,149
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,050,000	5,081,474
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,940,000	2,045,640
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,590,000	4,787,187
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	59,942

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	5

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco - continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	$181,222
Altria Group Inc., Senior Notes	5.950%	2/14/49	400,000	464,574
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,000,330
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	862,250
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	647,534

Total Tobacco				16,652,302

Total Consumer Staples				38,696,358

Energy - 13.1%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	20,772
Halliburton Co., Senior Notes	2.920%	3/1/30	720,000	559,760
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	519,485

Total Energy Equipment & Services				1,100,017

Oil, Gas & Consumable Fuels - 13.0%
Apache Corp., Senior Notes	3.250%	4/15/22	3,056,000	2,296,108
Apache Corp., Senior Notes	4.250%	1/15/30	350,000	182,198
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	101,939
Apache Corp., Senior Notes	4.750%	4/15/43	1,170,000	519,634
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	620,640
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	481,930
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	821,057
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,129,904
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,360,000	5,022,255
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	290,000	254,742	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	130,000	112,954	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	418,099	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,850,000	1,460,528
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	1,597,367
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,550,000	1,039,945
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,850,000	1,550,824
Concho Resources Inc., Senior Notes	3.750%	10/1/27	750,000	637,482
Concho Resources Inc., Senior Notes	4.300%	8/15/28	820,000	709,561
Continental Resources Inc., Senior Notes	5.000%	9/15/22	515,000	329,043
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,740,000	2,080,914
Continental Resources Inc., Senior Notes	3.800%	6/1/24	539,000	277,964
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,716,000	796,506
Continental Resources Inc., Senior Notes	4.900%	6/1/44	420,000	183,778

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	410,000	$164,715	(b)(d)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	1,120,000	987,672	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	380,000	186,202	(a)
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	152,000
Devon Energy Corp., Senior Notes	5.600%	7/15/41	670,000	413,468
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,370,000	878,702
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	3,110,000	2,300,233
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	300,000	212,566
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	869,001
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	1,640,000	1,623,518
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	804,045
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	447,261
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,870,000	1,145,375	(b)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	3,010,000	1,815,271	(b)(d)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	1,557,771
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	1,810,000	1,582,134
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	60,000	55,795
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	104,348
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	43,005
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,690,000	1,687,845
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	500,000	452,192
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	867,355
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	971,206
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,650,000	1,157,879	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	933,258
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	431,267
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,878,544
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	664,760
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	331,164
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	260,820
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	150,000	149,264
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,290,000	647,090	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	7

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000	$559,625
MPLX LP, Senior Notes	4.800%	2/15/29	730,000	644,196
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,042,657
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	107,029	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	410,000	290,643
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	47,003
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	111,965
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	1,997,467
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,590,000	325,950
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	400,000	340,094
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	1,420,000	1,192,427
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	1,520,000	1,196,040
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,206,000	679,072
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,280,000	678,181
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,370,000	661,403
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	350,580
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	390,000	181,171
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	318,783
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	730,000	345,657
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	240,000	127,549
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,770,000	849,610
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	400,000	201,299
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	259,377
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	304,007
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	25,493
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	186,306
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.684%	2/8/21	1,320,000	1,046,202	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	468,963	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	804,375	(a)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	529,000	530,978
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,015,638
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	950,000	732,490
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	961,000	668,573
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	480,000	336,146	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	340,740
Range Resources Corp., Senior Notes	5.000%	3/15/23	300,000	221,241

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	$421,750
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,510,000	914,494	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	216,856
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	10,943
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,774,394
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	880,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	589,529
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,620,000	1,816,458
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,360,000	2,773,818
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,057,098	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	975,234
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,558,761
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,609,831
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	740,000	591,476
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,007,089
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,610,000	815,747
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	877,888
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	3,260,000	1,533,259
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,030,000	888,154
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	381,245
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,370,000	549,334
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	116,803
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,460,000	608,704
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	380,000	200,525	(b)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	3,873,000	286,408
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	2,628,000	2,634,611
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	934,301
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	1,827,740
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	685,582
WPX Energy Inc., Senior Notes	5.250%	10/15/27	110,000	61,111
WPX Energy Inc., Senior Notes	4.500%	1/15/30	500,000	273,375

Total Oil, Gas & Consumable Fuels				98,462,841

Total Energy				99,562,858

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	9

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Financials - 26.7%
Banks - 19.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	$253,382	(a)(b)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	191,299
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. USD LIBOR + 0.990%)	2.496%	2/13/31	1,500,000	1,456,055	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	3,756,453	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	323,986	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,067,454	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,754,402	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,350,146	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	101,277	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	543,426
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	7,390,000	7,897,015	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,990,000	3,060,235
Barclays PLC, Junior Subordinated Notes (7.875% to 3/15/22 then USD 5 year ICE Swap Rate + 6.772%)	7.875%	3/15/22	830,000	763,600	(b)(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,104,433	(b)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	4,040,000	4,229,574	(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	397,267	(a)(b)(d)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	4,320,000	4,274,512	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,910,000	1,792,708	(a)(b)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	315,938
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,984,243
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	543,246

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Banks - continued
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	$1,459,917	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,006,179	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,170,000	1,249,223	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	72,353
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	881,103	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	5,277,000	5,465,566
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	414,509	(a)(b)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	13,110,000	13,472,118	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	336,219	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000	1,198,259	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	820,000	816,953	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	720,000	670,460	(a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	580,000	542,773	(b)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	850,000	929,307
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then 3 mo. USD LIBOR + 1.140%)	2.633%	11/7/25	5,010,000	4,868,499	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	560,001
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	6,510,000	6,599,384	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	8,540,000	8,158,569	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,076,439	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000	353,688	(a)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	4,210,000	4,274,229	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	115,080	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	453,232	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	362,799	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,173,179	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	11

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Banks - continued
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	870,000		$1,093,877
Lloyds Banking Group PLC, Junior Subordinated Notes (5.125% to 6/27/25 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.607%)	5.125%	12/27/24	1,800,000	GBP	1,682,098	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000		370,501	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000		354,250	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000		1,187,333	(b)(d)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,780,000		1,765,738
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	234,000		249,830
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	1,635,000		1,775,414
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000		2,106,172	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	8,620,000		8,450,402	(b)(d)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,030,000		1,074,443	(b)
Royal Bank of Scotland Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	830,000		828,266	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000		1,259,189	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,887,000		1,904,342	(a)
Standard Chartered PLC, Senior Notes (4.644% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 3.850%)	4.644%	4/1/31	1,800,000		1,850,499	(a)(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,890,000		9,063,642	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	5,190,000		4,933,007	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000		81,966
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then 3 mo. USD LIBOR + 0.825%)	2.406%	10/30/25	720,000		710,573	(b)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Banks - continued
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	$1,559,006	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	652,063	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	1,260,000	1,432,107	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	3,240,000	4,172,538	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,976,385
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,260,000	1,441,932
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,620,000	1,797,525
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	480,000	470,360

Total Banks				149,914,147

Capital Markets - 3.4%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	572,212
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	547,879	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,340,000	1,177,237	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	760,000	700,944	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,460,000	1,498,101	(a)(b)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	369,871
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,769,328
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	2,250,000	2,130,082
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,232,147
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,821,533	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,167,124
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,270,000	1,473,027
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,070,000	1,116,863
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,310,000	1,344,521	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	256,878	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,330,000	3,268,341	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	13

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets - continued
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	1,500,000	$2,089,109	(b)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	490,000	510,721
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	392,951
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,460,000	2,314,110	(a)(b)(d)

Total Capital Markets				25,752,979

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.500%	7/30/24	700,000	709,509
Synchrony Financial, Senior Notes	2.850%	7/25/22	1,520,000	1,445,088

Total Consumer Finance				2,154,597

Diversified Financial Services - 1.0%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	766,235	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	410,000	367,903	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	692,302	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,480,000	1,615,720	(a)(f)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,334,663	(a)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.330%	12/21/65	5,800,000	2,663,621	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.570%	12/21/65	660,000	270,801	(a)(b)

Total Diversified Financial Services				7,711,245

Insurance - 2.0%
AIA Group Ltd., Senior Notes	3.375%	4/7/30	340,000	342,897	(a)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	550,932
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	806,169	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	883,276	(a)
MetLife Inc., Senior Notes	4.550%	3/23/30	1,130,000	1,248,510
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	123,368
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	367,221	(a)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Insurance - continued
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	$308,340	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,300,000	1,953,808	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	476,028	(a)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	510,000	487,907	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	743,473	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	890,000	838,669
Prudential Financial Inc., Senior Notes	3.000%	3/10/40	3,570,000	3,272,902
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,800,000	1,727,024	(a)
Teachers Insurance & Annuity Association of
America, Subordinated Notes	4.900%	9/15/44	460,000	524,732	(a)
Teachers Insurance & Annuity Association of
America, Subordinated Notes	4.270%	5/15/47	800,000	771,054	(a)

Total Insurance				15,426,310

Investment Companies - 0.2%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	1,640,000	1,567,433	(a)

Total Financials				202,526,711

Health Care - 13.9%
Biotechnology - 3.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	4,860,000	4,870,621	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	7,460,000	7,546,567	(a)
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,500,000	4,531,241	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	3,670,000	3,707,423	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,980,000	4,113,023	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	740,000	796,259	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	304,501
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	412,803
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	428,192
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	890,000	935,089
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	339,849
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	232,204
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	109,915
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	320,538

Total Biotechnology				28,648,225

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	15

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	$907,406
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	822,198
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	690,000	699,044	(a)
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	1,230,000	1,230,996	(a)
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	93,511
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	2.250%	12/29/20	1,301,000	1,257,302	(b)

Total Health Care Equipment & Supplies				5,010,457

Health Care Providers & Services - 6.5%
Aetna Inc., Senior Notes	2.750%	11/15/22	1,450,000	1,454,481
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,093,192
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	643,393
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	172,843
Centene Corp., Senior Notes	4.750%	1/15/25	2,030,000	2,047,752	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	522,341	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	1,909,939	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	2,320,000	2,166,300	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,232,233
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,205,426
Cigna Corp., Senior Notes	2.400%	3/15/30	2,600,000	2,478,761
Cigna Corp., Senior Notes	4.800%	8/15/38	2,050,000	2,314,415
Cigna Corp., Senior Notes	3.200%	3/15/40	2,330,000	2,179,387
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	98,369
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,055,865
CVS Health Corp., Senior Notes	2.625%	8/15/24	1,330,000	1,351,573
CVS Health Corp., Senior Notes	4.100%	3/25/25	2,190,000	2,320,705
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	223,108
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,728,000	3,995,527
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,030,869
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	785,887
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	240,000	238,446
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	29,591
HCA Inc., Senior Secured Notes	4.125%	6/15/29	930,000	934,721
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	518,725
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	896,880
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	428,221
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	478,808
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	437,301
Humana Inc., Senior Notes	3.125%	8/15/29	1,320,000	1,256,373
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	1,014,690

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services - continued
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	$290,854
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	291,420
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	350,000	349,701
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,954,000	3,672,258
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,410,489
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,690,000	1,732,003
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	593,744
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,295,280
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	693,584
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	447,466

Total Health Care Providers & Services				49,292,921

Pharmaceuticals — 3.0%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	561,141
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	328,192
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	120,000	132,481
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	268,817
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	370,000	390,515	(a)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	510,000	539,874	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	490,000	562,327	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,770,000	3,064,396	(a)
Elanco Animal Health Inc., Senior Notes	4.662%	8/27/21	950,000	945,854
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	750,000	758,840
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	257,879
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	451,355
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	565,284
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,160,748
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,035,000	9,640,023
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	2,324,425
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	750,000	747,191	(a)

Total Pharmaceuticals				22,699,342

Total Health Care				105,650,945

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	17

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Industrials - 10.5%
Aerospace & Defense - 4.0%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	3,340,000	$2,965,062	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	3,260,000	2,534,990	(a)
Boeing Co., Senior Notes	1.650%	10/30/20	1,880,000	1,835,528
Boeing Co., Senior Notes	1.875%	6/15/23	490,000	450,841
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,153,677
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	596,345
Boeing Co., Senior Notes	3.750%	2/1/50	1,300,000	1,191,532
Boeing Co., Senior Notes	3.950%	8/1/59	2,270,000	2,046,921
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	377,008
General Dynamics Corp., Senior Notes	3.625%	4/1/30	1,130,000	1,257,810
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,530,000	1,829,169
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	973,216
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	563,561
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,023,979	(a)
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,840,000	2,667,098
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,387,835
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,256,801
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,080,000	1,466,709
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	22,031
United Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	474,688

Total Aerospace & Defense				30,074,801

Airlines - 1.2%
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	462,872	433,875
American Airlines Group Inc. Pass-Through Trust, Secured Bonds	3.700%	5/1/23	239,130	214,513
Continental Airlines Pass-Through Trust	9.798%	4/1/21	90,200	91,619
Continental Airlines Pass-Through Trust	5.983%	4/19/22	809,012	830,160
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	810,000	773,696
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	440,000	400,925
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	4,020,000	3,226,971
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	730,000	591,064
U.S. Airways Pass-Through Trust	6.750%	6/3/21	997,794	967,349
United Airlines Pass-Through Trust	5.375%	8/15/21	366,120	355,579
United Airlines Pass-Through Trust	4.625%	9/3/22	302,056	282,942
United Continental Holdings Inc., Senior Notes	4.250%	10/1/22	1,390,000	1,273,310

Total Airlines				9,442,003

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Building Products - 0.6%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	940,000	$900,863	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	2,100,000	1,947,398	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	1,090,000	965,751	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	1,180,000	1,023,959	(a)

Total Building Products				4,837,971

Commercial Services & Supplies - 1.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	613,812
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	180,175
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	246,999
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	342,000	333,948	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	650,000	656,502
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,533,484
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	374,627
Waste Management Inc., Senior Notes	3.200%	6/15/26	80,000	83,424
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,427,640
Waste Management Inc., Senior Notes	4.000%	7/15/39	1,930,000	2,107,467

Total Commercial Services & Supplies				8,558,078

Construction & Engineering - 0.6%
Vinci SA, Senior Notes	3.750%	4/10/29	4,090,000	4,421,470	(a)

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,007,220

Industrial Conglomerates - 1.7%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	77,320
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,327,269
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	589,630
General Electric Co., Senior Notes	6.875%	1/10/39	8,736,000	10,837,996

Total Industrial Conglomerates				12,832,215

Machinery - 0.4%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	3,010,000	2,944,432	(a)
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	430,000	407,788	(a)

Total Machinery				3,352,220

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	741,150
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	523,919
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	767,561
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	268,299
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	524,592

Total Road & Rail				2,825,521

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	19

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	$1,394,162	(a)

Total Industrials				79,745,661

Information Technology - 4.3%
Communications Equipment - 0.2%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,150,800
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	542,749

Total Communications Equipment				1,693,549

IT Services - 0.7%
Mastercard Inc., Senior Notes	3.300%	3/26/27	1,410,000	1,538,584
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	676,948
Mastercard Inc., Senior Notes	3.850%	3/26/50	550,000	677,176
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	998,795
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	97,962
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	208,556
Visa Inc., Senior Notes	2.050%	4/15/30	650,000	645,216
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	496,320

Total IT Services				5,339,557

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp., Senior Notes	4.750%	3/25/50	1,060,000	1,436,107
Intel Corp., Senior Notes	4.950%	3/25/60	1,060,000	1,478,308
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	382,763
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,100,000	1,199,448
NVIDIA Corp., Senior Notes	3.700%	4/1/60	430,000	482,215
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,385,988
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,922,949
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,650,551

Total Semiconductors & Semiconductor Equipment				9,938,329

Software - 1.3%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,060,000	4,122,371
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	144,603
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	2,035,248
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,800,000	3,385,617

Total Software				9,687,839

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	5,510,000	5,510,707	(a)

Total Information Technology				32,169,981

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Materials - 3.7%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.800%	3/24/30	490,000	$552,583

Metals & Mining - 3.4%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,650,000	2,584,400	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	530,000	484,022
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	2,630,000	2,608,006
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	2,440,000	2,193,156
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	220,000	224,507
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	40,000	39,502
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	469,551
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	790,865
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	220,000	233,641	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	3,314,000	2,936,171	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000	491,915	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	360,531	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000	2,477,775	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,500,000	2,399,443	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,006,691	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,950,000	2,716,658	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,220,517	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	330,000	301,497	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	540,000	495,654	(a)
Newmont Corp., Senior Notes	2.250%	10/1/30	260,000	243,257
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	459,983
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	234,000	262,271
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,150,000	1,154,924

Total Metals & Mining				26,154,937

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	1,170,000	1,035,743
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	295,081	(a)

Total Paper & Forest Products				1,330,824

Total Materials				28,038,344

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	607,896	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	21

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Equity Real Estate Investment Trusts (REITs) - continued
Crown Castle International Corp., Senior Notes	3.300%	7/1/30	690,000		$684,335
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		762,508
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,473,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		692,363
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.250%	12/1/21	1,880,000		1,751,690	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	160,000		151,700	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	500,000		470,938	(a)
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		109,624	(a)

Total Equity Real Estate Investment Trusts (REITs)					7,704,854

Real Estate Management & Development - 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000		902,138

Total Real Estate					8,606,992

Utilities - 3.0%
Electric Utilities - 2.9%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		757,030	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000		1,035,966	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,455,287
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000		1,650,086	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		373,911	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		1,127,213
DTE Electric Co., Secured Notes	2.625%	3/1/31	1,420,000		1,417,614	(c)
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000		1,687,522
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000		560,513
Edison International, Senior Notes	4.950%	4/15/25	1,120,000		1,117,413
Exelon Corp., Senior Notes	4.050%	4/15/30	700,000		708,421
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	500,000		511,296
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000		1,364,128
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000		2,022,629
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000		109,733
Florida Power & Light Co.	3.150%	10/1/49	280,000		291,411
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000		400,660	(a)

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities - continued
MidAmerican Energy Co.	3.150%	4/15/50	700,000		$714,950
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	520,000		559,141
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000		574,973
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		506,205	(a)
Southern California Edison Co.	2.250%	6/1/30	1,950,000		1,772,409
Southern California Edison Co.	3.650%	2/1/50	440,000		432,716
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000		52,336
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000		857,226

Total Electric Utilities					22,060,789

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		711,798

Total Utilities					22,772,587

Total Corporate Bonds & Notes (Cost - $749,790,908)					714,999,181

Sovereign Bonds - 1.7%
Argentina - 0.5%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,310,000	ARS	19,689	(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,000,000		301,500
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		77,628
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	4,580,000		1,275,576
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		265,010
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		193,507
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000		1,136,700	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	790,000		520,420	(a)

Total Argentina					3,790,030

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	480,000		496,115
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		686,839

Total Colombia					1,182,954

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	23

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000		$842,050	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000		405,134	(a)

Total Ghana					1,247,184

Indonesia - 0.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		198,168

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		800,000

Mexico - 0.1%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,171,824

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000		587,856	(a)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,206,311	(a)

Russia - 0.2%
Russian Federal Bond - OFZ	6.900%	5/23/29	97,940,000	RUB	1,271,948

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		990,673	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	480,000		448,800	(a)

Total United Arab Emirates					1,439,473

Total Sovereign Bonds (Cost - $21,946,033)					12,895,748

Municipal Bonds - 0.7%
Alabama - 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	660,000		681,991
California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000		923,988
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000		1,451,273

Total California					2,375,261

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	$507,263

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	958,542

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	747,134

Total Municipal Bonds (Cost - $4,714,777)				5,270,191

Convertible Bonds & Notes - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,630,843
Teva Pharmaceutical Finance Co. LLC, Senior Notes	0.250%	2/1/26	430,000	400,132

Total Convertible Bonds & Notes (Cost - $5,022,890)				5,030,975

U.S. Government & Agency Obligations - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Bonds	2.375%	11/15/49	250,000	311,670
U.S. Treasury Notes	1.125%	2/28/22	2,470,000	2,512,935
U.S. Treasury Notes	1.500%	2/15/30	350,000	376,927	(c)

Total U.S. Government & Agency Obligations (Cost - $3,192,698)				3,201,532

Asset-Backed Securities - 0.2%
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%) (Cost - $1,860,000)	3.648%	11/20/30	1,860,000	1,766,466	(a)(b)

Senior Loans - 0.2%
Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Corecivic Inc., Term Loan (Cost - $1,171,750)	—	12/12/24	1,210,000	1,085,975	(h)

Collateralized Mortgage Obligations (i) - 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $818,842)	1.547%	1/25/36	916,286	748,558	(b)

			Shares
Preferred Stocks - 0.1%
Financials - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	4.882%		15,675	356,606	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	25

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities - 0.0%
Argentina - 0.0%
Argentina Treasury Bond (Cost - $272,787)	1.000%	8/5/21	28,409,155	ARS	$204,720	(g)

Total Investments before Short-Term Investments (Cost - $789,182,403)					745,559,952

			Shares
Short-Term Investments - 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $12,358,145)	0.334%		12,358,145		12,358,145	(j)

Total Investments - 99.9% (Cost - $801,540,548)					757,918,097
Other Assets in Excess of Liabilities - 0.1%					969,006

Total Net Assets - 100.0%					$758,887,103

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $12,358,145 and the cost was $12,358,145 (Note 2).

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	182	6/20	$39,705,620	$40,109,672	$404,052
U.S. Treasury 5-Year Notes	901	6/20	109,486,290	112,948,802	3,462,512
U.S. Treasury 10-Year Notes	492	6/20	66,347,909	68,234,250	1,886,341

					5,752,905

Contracts to Sell:
U.S. Treasury Long-Term Bonds	209	6/20	36,781,379	37,424,063	(642,684)
U.S. Treasury Ultra Long-Term Bonds	78	6/20	15,644,047	17,306,250	(1,662,203)
United Kingdom Long Gilt Bonds	14	6/20	2,337,807	2,368,262	(30,455)

					(2,335,342)

Net unrealized appreciation on open futures contracts					$3,417,563

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	80	USD	89	BNP Paribas SA	4/17/20	$(1)
USD	64,072	GBP	50,000	Citibank N.A.	4/17/20	1,945
USD	64,170	GBP	50,000	Citibank N.A.	4/17/20	2,043
USD	5,143,175	GBP	3,917,001	Citibank N.A.	4/17/20	276,143
USD	16,933	GBP	13,000	Goldman Sachs Group Inc.	4/17/20	780
USD	13,038	GBP	10,000	JPMorgan Chase & Co.	4/17/20	613

Total						$281,523

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	27

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at March 31, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 12/20/24)	4,500,000	EUR	12/20/24	0.516%	1.000% quarterly	$156,853	$(101,450)	$258,303

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at March 31, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	4,500,000	EUR	12/20/24	0.745%	1.000% quarterly	$(244,049)	$53,175	$(297,224)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.33 Index	$21,530,000	12/20/24	1.000% quarterly	$(74,774)	$(159,216)	$84,442

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2020 Quarterly Report

Western Asset Corporate Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2020 Quarterly Report	29

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

31

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$714,999,181	—	$714,999,181
Sovereign Bonds	—	12,895,748	—	12,895,748
Municipal Bonds	—	5,270,191	—	5,270,191
Convertible Bonds & Notes	—	5,030,975	—	5,030,975
U.S. Government & Agency Obligations	—	3,201,532	—	3,201,532
Asset-Backed Securities	—	1,766,466	—	1,766,466
Senior Loans	—	1,085,975	—	1,085,975
Collateralized Mortgage Obligations	—	748,558	—	748,558
Preferred Stocks	—	356,606	—	356,606
Non-U.S. Treasury Inflation Protected Securities	—	204,720	—	204,720

Total Long-Term Investments	—	745,559,952	—	745,559,952

Short-Term Investments†	$12,358,145	—	—	12,358,145

Total Investments	$12,358,145	$745,559,952	—	$757,918,097

Other Financial Instruments:
Futures Contracts	$5,752,905	—	—	$5,752,905
Forward Foreign Currency Contracts	—	$281,524	—	281,524
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	156,853	—	156,853
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	84,442	—	84,442

Total Other Financial Instruments	$5,752,905	$522,819	—	$6,275,724

Total	$18,111,050	$746,082,771	—	$764,193,821

32

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,335,342	—	—	$2,335,342
Forward Foreign Currency Contracts	—	$1	—	1
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	244,049	—	244,049

Total	$2,335,342	$244,050	—	$2,579,392

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$16,780,166	$99,381,479	99,381,479	$103,803,500	103,803,500	—	$55,996	—	$12,358,145

33